UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund:  BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

        Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 5.0%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital, (AGC): 6.13%, 6/01/34	$1,500	$1,689,915
6.00%, 6/01/39	2,985	3,350,632
City of Madison Alabama, GO, Refunding, 5.00%, 4/01/37	375	388,084
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	350	342,111

		5,770,742
California — 19.1%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,960	2,099,199
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,150	1,326,341
California State Public Works Board, LRB, Department of Corrections and Rehabilitation, Series F, 5.25%, 9/01/33	490	518,910
City & County of San Francisco Airports Commission, Refunding ARB, Second Series A, AMT:
5.50%, 5/01/28	720	787,392
5.25%, 5/01/33	560	582,949
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	1,600	1,698,896
6.25%, 3/01/34	1,250	1,387,725
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,541,372
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	970	1,088,961
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	2,780	2,932,872
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,066,770
Municipal Bonds	Par (000)	Value
California (concluded)
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	$1,020	$1,114,819
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	3,450	3,744,699
University of California Medical Center, Refunding RB, Series J, 5.25%, 5/15/38	2,235	2,344,359

		22,235,264
Colorado — 2.2%
City & County of Denver Colorado Airport System, ARB, Series A, AMT: 5.50%, 11/15/28	500	537,510
5.50%, 11/15/30	225	237,978
5.50%, 11/15/31	270	283,595
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,300	1,456,117

		2,515,200
Florida — 17.3%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	270	288,498
County of Hillsborough Florida Aviation Authority, Refunding RB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,236,807
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,025,490
County of Manatee Florida Housing Finance Authority, RB, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	155	158,269
County of Miami-Dade Florida, RB, Seaport: Series A, 6.00%, 10/01/38	1,840	2,014,046
Series A, 5.50%, 10/01/42	2,125	2,217,310
Series B, AMT, 6.00%, 10/01/26	590	653,171
Series B, AMT, 6.00%, 10/01/27	775	853,128
Series B, AMT, 6.25%, 10/01/38	310	331,238
Series B, AMT, 6.00%, 10/01/42	410	428,036

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, Refunding RB:
Expressway Authority, Series A, 5.00%, 7/01/33	$1,370	$1,407,730
Seaport, Series D, AMT, 6.00%, 10/01/26	735	813,696
Transit System Sales Surtax, 5.00%, 7/01/42	2,660	2,700,964
Water & Sewer System, Series B, 5.25%, 10/01/29	1,890	2,057,548
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT:
5.00%, 10/01/31	2,165	2,192,885
5.00%, 10/01/32	1,000	1,005,680
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	710	761,915

		20,146,411
Illinois — 17.7%
Chicago Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,081,810
City of Chicago Illinois, GARB, O’Hare International Airport Third Lien:
Series A, 5.75%, 1/01/39	770	802,017
Series C, 6.50%, 1/01/41	3,680	4,138,307
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	525	547,979
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,400	1,525,076
Sales Tax Receipts, 5.25%, 12/01/36	425	435,952
Sales Tax Receipts, 5.25%, 12/01/40	2,355	2,393,646
City of Chicago Illinois Wastewater Transmission Revenue, RB, Wastewater Transmission, Second Lien, 5.00%, 1/01/42	1,375	1,332,499
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	470	493,350
5.25%, 12/01/43	1,000	1,007,740
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,555	1,681,235
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	$940	$1,033,633
6.00%, 6/01/28	270	289,494
State of Illinois, GO, Various Purposes:
5.50%, 7/01/33	1,500	1,531,455
5.50%, 7/01/38	280	281,019

		20,575,212
Indiana — 4.2%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/40	375	341,595
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	4,310	4,545,024

		4,886,619
Louisiana — 1.9%
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	428,261
Series A-2, 6.00%, 1/01/23	160	182,725
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/28	755	786,454
5.50%, 5/15/29	805	831,114

		2,228,554
Massachusetts — 3.5%
Massachusetts HFA, Refunding, HRB, Series C, AMT, 5.35%, 12/01/42	1,910	1,908,969
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 10/15/41	2,035	2,125,903

		4,034,872
Michigan — 5.6%
City of Detroit Michigan, RB, Water Supply System, Second Lien, Series B (AGM), 6.25%, 7/01/36	1,800	1,825,128
City of Detroit Michigan, Refunding RB, Sewage Disposal System Senior Lien:
Series B (AGM), 7.50%, 7/01/33	660	708,523

2	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
City of Detroit Michigan, Refunding RB, Sewage Disposal System Senior Lien (concluded):
Series C-1 (AGM), 7.00%, 7/01/27	$2,285	$2,412,983
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,265	1,521,643

		6,468,277
Minnesota — 2.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,000	3,438,690
Mississippi — 1.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,423,157
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 8/01/38	260	279,271

		1,702,428
Nevada — 4.4%
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	2,375	2,455,631
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	1,000	1,001,560
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	1,500	1,668,420

		5,125,611
New Jersey — 6.1%
New Jersey EDA, RB, School Facilities Construction, (AGC):
6.00%, 12/15/18 (a)	330	409,566
6.00%, 12/15/34	670	754,319
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,400	1,445,220
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.50%, 6/15/39	1,600	1,712,144
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series A, 5.50%, 6/15/41	$1,195	$1,257,929
Rutgers—The State University of New Jersey, Refunding RB:
Series J, 5.00%, 5/01/32	845	916,808
Series L, 5.00%, 5/01/32	520	564,190

		7,060,176
New York — 5.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	1,545	1,654,154
City of New York New York Transitional Finance Authority Building Aid, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,242,840
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,500	2,679,250

		6,576,244
Ohio — 2.1%
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	190	193,783
Ohio State Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	585	631,338
5.25%, 2/15/31	1,500	1,611,645

		2,436,766
Pennsylvania — 2.7%
Pennsylvania Higher Educational Facilities Authority, RB, Temple University, 1st Series, 5.00%, 4/01/42	1,000	1,025,510
Pennsylvania Turnpike Commission, RB, Sub-Series A, 6.00%, 12/01/41	2,000	2,168,660

		3,194,170

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina — 3.7%
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	$1,155	$1,235,284
5.50%, 7/01/41	1,000	1,030,920
County of Charleston South Carolina Airport District, RB, Series A, AMT, 5.50%, 7/01/26	1,810	1,999,833

		4,266,037
Texas — 22.4%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,250	2,404,935
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	930	1,006,948
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A, (AGC):
6.00%, 11/15/35	2,700	3,069,387
6.00%, 11/15/36	2,055	2,350,694
5.38%, 11/15/38	1,000	1,067,180
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,100	1,205,105
Dallas-Fort Worth International Airport, ARB, Joint Improvement AMT:
Series A, 5.00%, 11/01/38	875	833,053
Series H, 5.00%, 11/01/37	980	940,339
Dallas-Fort Worth International Airport, Refunding RB, Joint Revenue, Series E, 5.50%, 11/01/27	2,500	2,729,000
Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	1,210	1,360,633
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	730	783,166
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	2,750	2,969,230
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,083,940
Series K-1 (AGC), 5.75%, 1/01/38	1,400	1,531,670
Municipal Bonds	Par (000)	Value
Texas (concluded)
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	$420	$454,532
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	2,225	2,268,899

		26,058,711
Virginia — 1.4%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	380	398,400
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/18 (a)	1,000	1,266,700

		1,665,100
Washington — 1.6%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,000	1,072,730
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	725	780,086

		1,852,816
Total Municipal Bonds — 130.9%		152,237,900

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Alabama — 1.3%
City of Mobile Alabama Board of Water and Sewer Commissioners, RB, (NPFGC), 5.00%, 1/01/31	1,500	1,570,739
California — 0.9%
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	1,000	1,048,938
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (c)	760	850,116
Florida — 2.6%
County of Hillsborough Florida Aviation Authority, RB, Tempa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,661,327

4	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Florida (concluded)
County of Lee Florida Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	$315	$329,673

		2,991,000
Kentucky — 1.0%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,002	1,112,069
Nevada — 7.8%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,010	2,279,581
Series B, 5.50%, 7/01/29	1,994	2,286,558
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,200	4,537,848

		9,103,987
New Jersey — 2.3%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,610	1,679,650
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (c)	1,000	1,051,411

		2,731,061
New York — 14.7%
City of New York New York Transitional Finance Authority, BARB, Series S-3, 5.25%, 1/15/39	1,000	1,096,100
Hudson Yards Infrastructure Corp., RB, Senior Series A, 5.75%, 2/15/47 (c)	1,000	1,059,206
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	1,770	1,889,528
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	3,000	3,130,770
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
New York (concluded)
New York Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Fiscal 2012, Series BB, 5.25%, 6/15/44	$2,999	$3,164,860
Water & Sewer System, Series FF-2, 5.50%, 6/15/40	1,095	1,172,190
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,442,887
New York State Thruway Authority, Refunding RB, General, Series G (AGM), 5.00%, 1/01/32	2,000	2,084,920

		17,040,461
Texas — 2.5%
City of San Antonio Texas Public Service Board, Refunding RB, Electric and Gas System, Series A, 5.25%, 2/01/31 (c)	2,609	2,885,266
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,018,131
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 34.7%		40,351,768
Total Long-Term Investments (Cost — $185,157,830) — 165.6%		192,589,668

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	2,301,667	2,301,667
Total Short-Term Securities (Cost — $2,301,667) — 2.0%		2,301,667
Total Investments (Cost — $187,459,497*) — 167.6%		194,891,335
Liabilities in Excess of Other Assets — (0.2)%		(257,159)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.8%)		(21,840,947)
VMTP Shares, at Liquidation Value — (48.6%)		(56,500,000)

Net Assets Applicable to Common Shares — 100.0%		$116,293,229

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$165,927,673

Gross unrealized appreciation	$8,765,248
Gross unrealized depreciation	(1,635,831)

Net unrealized appreciation	$7,129,417

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15,2019 is $4,647,047.

(d)	Represents the current yield as of report date.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
FFI Institutional Tax-Exempt Fund	8,162,312	(5,860,645)	2,301,667	$218

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BARB	Building Aid Revenue Bonds
	EDA	Economic Development Authority
	ERB	Education Revenue Bonds
	Fannie Mae	Federal National Mortgage Association
	Freddie Mac	Federal Home Loan Mortgage Corp.
	GARB	General Airport Revenue Bonds
	Ginnie Mae	Government National Mortgage Association
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	IDA	Industrial Development Authority
	IDB	Industrial Development Board
	ISD	Independent School District
	LRB	Lease Revenue Bonds
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	S/F	Single Family

6	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(72)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$9,169,875	$(5,703)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$192,589,668	—	$192,589,668
Short-Term Securities	$2,301,667	—	—	2,301,667

Total	$2,301,667	$192,589,668	—	$194,891,335

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(5,703)	—	—	$(5,703)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2013	7

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$128,000	—	—	$128,000
Liabilities:
TOB trust certificates	—	$(21,834,245)	—	(21,834,245)
VMTP Shares	—	(56,500,000)	—	(56,500,000)

Total	$128,000	$(78,334,245)	—	$(78,206,245)

There were no transfers between levels during the period ended October 31, 2013.

8	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 23, 2013